Condensed Consolidated Statements Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements Comprehensive Income [Abstract]
Tax on realized (gain) loss on cash flow hedges						$ 0.3
Tax effect on actuarial loss				1.9
Tax effect on amortization of actuarial gain
Tax on prior service credit
Tax effect on amortization of prior service cost
Tax effect on termination of nonqualified benefits restoration plan
Tax effect on deconsolidation of Germany pension plan